Other operating income - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Operating Income (Expense) [Member]
Other Operating Income [Line Items]
Claim in respect of repairs undertaken in the prior years	$ 0	$ 1,900,000